22. Leasing transactions (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Leasing Transactions Details Narrative Abstract
Financial lease liability -minimum rental payments	R$ 152	R$ 195